Schedule of Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Bank Loans Schedule Of Short-term Bank Debt 1	$ 7,817,610
Bank Loans Schedule Of Short-term Bank Debt 2	7,799,852
Bank Loans Schedule Of Short-term Bank Debt 3	7,817,610
Bank Loans Schedule Of Short-term Bank Debt 4	$ 7,799,852